Tax assets and liabilities	12 Months Ended
Dec. 31, 2025
Tax assets and liabilities [Abstract]
Tax assets and liabilities	C7 Tax assets and liabilities
Accounting policies on deferred tax are included in note B3. Deferred tax assets and deferred tax liabilities in the statement of financial position are offset at an entity level (or in some cases at a jurisdiction level where relevant tax grouping rules apply) as permitted under IAS 12.
C7.1 Current tax
At 31 December 2025, of the $77 million (31 December 2024: $31 million) current tax recoverable, the majority is expected to be recovered within 12 months of the reporting period.
At 31 December 2025, the current tax liability of $273 million (31 December 2024: $238 million) includes $77 million
(31 December 2024: $95 million) of provisions for uncertain tax matters. Further detail is provided in note B3.2.
C7.2 Deferred tax
The statement of financial position contains deferred tax assets of $119 million (31 December 2024: $142 million) and deferred tax liabilities of $1,830 million (31 December 2024: $1,514 million), which are presented on a net basis in each of the categories below for the purpose of this movement analysis only:

	2025 $m
	Net deferred tax liabilities (assets) at 1 Jan	Movement in income statement	Other movements including foreign exchange movements	Net deferred tax liabilities (assets) at 31 Dec
Unrealised losses or gains on investments	148	71	6	225
Balances relating to insurance and reinsurance contracts	1,408	190	78	1,676
Short-term temporary differences	(60)	22	–	(38)
Unused tax losses	(124)	(20)	(8)	(152)
Net deferred tax liabilities	1,372	263	76	1,711

	2024 $m
	Net deferred tax liabilities (assets) at 1 Jan	Movement in income statement	Other movements including foreign exchange movements	Net deferred tax liabilities (assets) at 31 Dec
Unrealised losses or gains on investments	129	32	(13)	148
Balances relating to insurance and reinsurance contracts	1,170	260	(22)	1,408
Short-term temporary differences	(94)	28	6	(60)
Unused tax losses	(111)	(17)	4	(124)
Net deferred tax liabilities	1,094	303	(25)	1,372
At 31 December 2025, the Group has applied the mandatory exemption from recognising and disclosing information on deferred tax assets and liabilities in respect of Pillar Two income taxes as required by IAS 12 ‘Income Taxes’.
At 31 December 2025 the Group has unused tax losses and deductible temporary differences of $1,947 million (31 December
2024: $1,477 million) in respect of which no deferred tax asset has been recognised. Of the unrecognised amounts, $176 million
(31 December 2024: $123 million) relates to unused tax losses that will expire within the next ten years (potential tax benefit:
$39 million) and the remainder of $1,947 million (31 December 2024: $1,354 million) has no expiry date (potential tax benefit:
$373 million).
Some of the Group’s businesses are located in jurisdictions in which a withholding tax charge is incurred upon the distribution of earnings. At 31 December 2025, deferred tax liabilities of $344 million (31 December 2024: $262 million) have not been recognised in respect of such withholding taxes as the Group is able to control the timing of the distributions and it is probable that the timing differences will not reverse in the foreseeable future.